Credit from Banks and Others (Restrictions on the Group Relating to the Receipt of Credit) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Financial Covenant: Equity greater than 2,000 million dollars	$ 3,781
Financial Covenant: Ratio of the EBITDA to the net interest expenses equal to or greater than 3.5	11.17
Financial Covenant: Ratio of the net financial debt to EBITDA less than 4.0	1.62	[1]
Financial Covenant: Ratio of certain subsidiaries loans to the total assets of the consolidated company less than 10%	1.87%

[1]	According to the Company’s covenants, the required ratio of the net financial debt to EBITDA as of January 1, 2019 will be reduced to 3.5.